PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
VY
®
Invesco Comstock Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 93.7%
Communication Services : 8.7%
28,554
Alphabet, Inc. - Class A
$ 4,735,681
2.0
9,197
(1)
Charter
Communications, Inc.
- Class A
2,980,564
1.2
56,109  Comcast Corp. - Class
A
2,343,673
1.0
9,113  Meta Platforms, Inc.
- Class A
5,216,646
2.1
9,281
T-Mobile US, Inc.
1,915,227
0.8
28,554
Walt Disney Co.
2,746,609
1.1
137,630
(1)
Warner Bros
Discovery, Inc.
1,135,447
0.5
21,073,847
8.7
Consumer Discretionary : 3.8%
43,288
eBay, Inc.
2,818,482
1.2
62,777  Las Vegas Sands
Corp.
3,160,194
1.3
33,517
Starbucks Corp.
3,267,572
1.3
9,246,248
3.8
Consumer Staples : 10.1%
4,114  Anheuser-Busch InBev
SA
272,624
0.1
23,602
Coca-Cola Co.
1,696,040
0.7
83,383
Keurig Dr Pepper, Inc.
3,125,195
1.3
22,405
Kimberly-Clark Corp.
3,187,783
1.3
57,669
Kraft Heinz Co.
2,024,759
0.8
52,978  Philip Morris
International, Inc.
6,431,529
2.7
52,438  Reckitt Benckiser
Group PLC
3,208,381
1.3
46,284
Sysco Corp.
3,612,929
1.5
14,205  Tyson Foods, Inc.
- Class A
846,050
0.4
24,405,290
10.1
Energy : 8.4%
12,500
Cheniere Energy, Inc.
2,248,000
0.9
29,693
Chevron Corp.
4,372,888
1.8
14,766
ConocoPhillips
1,554,564
0.6
6,793
EQT Corp.
248,896
0.1
26,101
Exxon Mobil Corp.
3,059,559
1.3
11,975
Hess Corp.
1,626,205
0.7
75,968
Marathon Oil Corp.
2,023,028
0.8
117,705
Suncor Energy, Inc.
4,345,669
1.8
60,246
Tenaris SA
956,220
0.4
20,435,029
8.4
Financials : 20.0%
13,053
Allstate Corp.
2,475,501
1.0
49,270  American International
Group, Inc.
3,608,042
1.5
166,356
Bank of America Corp.
6,601,006
2.7
56,022
Citigroup, Inc.
3,506,977
1.5
89,589  Citizens Financial
Group, Inc.
3,679,420
1.5
86,143
Fifth Third Bancorp
3,690,366
1.5
5,941  Goldman Sachs
Group, Inc.
2,941,449
1.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
232,331  Huntington
Bancshares, Inc.
$ 3,415,266
1.4
16,600
M&T Bank Corp.
2,956,792
1.2
31,672
MetLife, Inc.
2,612,307
1.1
16,155
Morgan Stanley
1,683,997
0.7
44,676
State Street Corp.
3,952,486
1.6
130,931
Wells Fargo & Co.
7,396,292
3.1
48,519,901
20.0
Health Care : 15.6%
17,731
AstraZeneca PLC
2,762,254
1.1
33,249  Baxter International,
Inc.
1,262,464
0.5
11,526  Becton Dickinson and
Co.
2,778,919
1.2
31,790  Bristol-Myers Squibb
Co.
1,644,815
0.7
56,783
CVS Health Corp.
3,570,515
1.5
28,757  DENTSPLY SIRONA,
Inc.
778,164
0.3
10,239
Elevance Health, Inc.
5,324,280
2.2
13,982  GE HealthCare
Technologies, Inc.
1,312,211
0.5
31,347
(1)
Henry Schein, Inc.
2,285,196
0.9
6,884
Humana, Inc.
2,180,438
0.9
24,803
Johnson & Johnson
4,019,574
1.7
27,189
Medtronic PLC
2,447,826
1.0
25,331
Merck & Co., Inc.
2,876,588
1.2
79,797
Sanofi, ADR
4,598,701
1.9
37,841,945
15.6
Industrials : 11.5%
8,778
Caterpillar, Inc.
3,433,251
1.4
10,431
Eaton Corp. PLC
3,457,251
1.4
32,815
Emerson Electric Co.
3,588,976
1.5
15,410
FedEx Corp.
4,217,409
1.8
16,977
General Electric Co.
3,201,523
1.3
56,771  Johnson Controls
International PLC
4,405,997
1.8
28,403
Textron, Inc.
2,515,938
1.0
16,986  Westinghouse Air
Brake Technologies
Corp.
3,087,545
1.3
27,907,890
11.5
Information Technology : 10.6%
92,915
Cisco Systems, Inc.
4,944,936
2.0
37,411  Cognizant Technology
Solutions Corp. - Class
A
2,887,381
1.2
97,694
(1)
DXC Technology Co.
2,027,150
0.8
8,699
(1)
F5, Inc.
1,915,520
0.8
80,147
Intel Corp.
1,880,249
0.8
14,747
Microsoft Corp.
6,345,634
2.6
13,014  NXP Semiconductors
NV
3,123,490
1.3
15,334
Qualcomm, Inc.
2,607,547
1.1
25,731,907
10.6

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
Invesco Comstock Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials : 3.2%
31,806  CF Industries
Holdings, Inc.
$ 2,728,955
1.1
47,516
Corteva, Inc.
2,793,465
1.2
46,615
International Paper Co.
2,277,143
0.9
7,799,563
3.2
Real Estate : 0.4%
4,257  SBA Communications
Corp.
1,024,660
0.4
Utilities : 1.4%
60,222
Dominion Energy, Inc.
3,480,230
1.4
Total Common Stock
(Cost $180,260,053)
227,466,510
93.7
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 6.3%
Mutual Funds : 6.3%
15,351,393
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $15,351,393) $ 15,351,393 6.3
Total Short-Term
Investments
(Cost $15,351,393)
15,351,393
6.3
Total Investments in
Securities
(Cost $195,611,446) $ 242,817,903 100.0
Liabilities in Excess
of Other Assets (39,907) 0.0
Net Assets $ 242,777,996 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
Invesco Comstock Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 21,073,847 $ — $ — $ 21,073,847
Consumer Discretionary 9,246,248 — — 9,246,248
Consumer Staples 20,924,285 3,481,005 — 24,405,290
Energy 19,478,809 956,220 — 20,435,029
Financials 48,519,901 — — 48,519,901
Health Care 35,079,691 2,762,254 — 37,841,945
Industrials 27,907,890 — — 27,907,890
Information Technology 25,731,907 — — 25,731,907
Materials 7,799,563 — — 7,799,563
Real Estate 1,024,660 — — 1,024,660
Utilities 3,480,230 — — 3,480,230
Total Common Stock 220,267,031 7,199,479 — 227,466,510
Short-Term Investments 15,351,393 — — 15,351,393
Total Investments, at fair value $ 235,618,424 $ 7,199,479 $ — $ 242,817,903
Other Financial Instruments+
Forward Foreign Currency Contracts — 5,759 — 5,759
Total Assets $ 235,618,424 $ 7,205,238 $ — $ 242,823,662
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (57,023) $ — $ (57,023)
Total Liabilities $ — $ (57,023) $ — $ (57,023)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2024, the following forward foreign currency contracts were outstanding for VY
®
Invesco Comstock Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 59,985 EUR 53,790 CIBC World Markets Corp. 10/11/24 $ 84
GBP 47,868 USD 64,207 CIBC World Markets Corp. 10/11/24 (210)
USD 65,167 EUR 59,030 CIBC World Markets Corp. 10/11/24 (570)
USD 2,340,784 CAD 3,160,348 Deutsche Bank AG 10/11/24 3,507
GBP 54,467 USD 71,489 Deutsche Bank AG 10/11/24 1,330
CAD 91,207 USD 67,261 Deutsche Bank AG 10/11/24 192
CAD 109,992 USD 81,177 Deutsche Bank AG 10/11/24 169
USD 254,282 EUR 228,486 Deutsche Bank AG 10/11/24 (162)
USD 2,285,743 EUR 2,058,203 Deutsche Bank AG 10/11/24 (6,292)
USD 3,051,790 GBP 2,319,133 Deutsche Bank AG 10/11/24 (48,766)
USD 62,658 GBP 46,845 Goldman Sachs International 10/11/24 29
USD 76,816 EUR 69,025 Goldman Sachs International 10/11/24 (51)
USD 107,325 EUR 95,973 Royal Bank of Canada 10/11/24 448
CAD 80,086 USD 59,275 Royal Bank of Canada 10/11/24 (47)
CAD 72,071 USD 53,408 Royal Bank of Canada 10/11/24 (107)
USD 70,088 CAD 95,157 Royal Bank of Canada 10/11/24 (286)

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
Invesco Comstock Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 53,969 EUR 48,940 Royal Bank of Canada 10/11/24 $ (532)
$ (51,264)
Currency Abbreviations:
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 53,078,209
Gross Unrealized Depreciation (5,871,752)
Net Unrealized Appreciation $ 47,206,457